Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Total assets	₱ 47,724	₱ 56,653
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	578	432
Total assets	943	767
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	96	81
Short Term Investments1 | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 269	₱ 254